Cash, Cash Equivalents, and Marketable Securities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents, and Marketable Securities [Line Items]
Term deposits	$ 1,135,200	$ 1,100,000
Letter of Credit [Member]
Cash, Cash Equivalents, and Marketable Securities [Line Items]
Issuance of credit amount	$ 1,362,500	$ 1,257,500